Earnings per share	9 Months Ended
Sep. 30, 2020
Earnings per share [Abstract]
Earnings per share
Note 21. - Earnings per share

Basic earnings per share have been calculated by dividing the profit attributable to equity holders by the average number of shares outstanding.

Diluted earnings per share for the nine-month period ended September 30, 2020 have been calculated considering the potential issuance of 3,347,305 shares on settlement of the Green Exchangeable Notes (Note 14). Diluted earnings per share equals basic earnings per share for the nine-month period ended September 30, 2019.

Item	For the nine-month period ended September 30,
	2020	2019
	($ in thousands)
Profit/ (loss) from continuing operations attributable to Atlantica.	61,209	60,832
Average number of ordinary shares outstanding (thousands) - basic	101,602	100,882
Average number of ordinary shares outstanding (thousands) - diluted	102,499	100,882
Earnings per share from continuing operations (U.S. dollar per share) - basic and diluted	0.60	0.60
Earnings per share from profit/(loss) for the period (U.S. dollar per share) - basic and diluted	0.60	0.60